CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares	Additional Paid-in Capital	(Accumulated Deficit) Retained Earnings	Statutory Reserve	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Total
Balance at the beginning at Oct. 31, 2017	$ 5,000	$ 1,459,772	$ (877,177)	$ 0	$ 130,841	$ 0	$ 718,436
Balance at the beginning (in shares) at Oct. 31, 2017	5,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of non-controlling interest in subsidiary	$ 0	7	0	0	(18)	493	482
Shareholders' contribution	0	6,231,689	0	0	0	0	6,231,689
Appropriation to statutory reserve	0	0	(29,199)	29,199	0	0	0
Net income (loss) for the year	0	0	1,121,429	0	0	9	1,121,438
Foreign currency translation adjustment	0	0	0	0	(598,485)	(24)	(598,509)
Balance at the end at Oct. 31, 2018	$ 5,000	7,691,468	215,053	29,199	(467,662)	478	7,473,536
Balance at the end (in shares) at Oct. 31, 2018	5,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Appropriation to statutory reserve	$ 0	0	(89,590)	89,590	0	0	0
Net income (loss) for the year	0	0	175,787	0	0	0	175,787
Foreign currency translation adjustment	0	0	0	0	(70,425)	(4)	(70,429)
Balance at the end at Oct. 31, 2019	$ 5,000	7,691,468	301,250	118,789	(538,087)	474	$ 7,578,894
Balance at the end (in shares) at Oct. 31, 2019	5,000,000						5,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shareholders' contribution	$ 0	5,000	0	0	0	0	$ 5,000
Appropriation to statutory reserve	0	0	(51,277)	51,277	0	0	0
Net income (loss) for the year	0	0	634,103	0	0	(3)	634,100
Foreign currency translation adjustment	0	0	0	0	420,695	24	420,719
Balance at the end at Oct. 31, 2020	$ 5,000	$ 7,696,468	$ 884,076	$ 170,066	$ (117,392)	$ 495	$ 8,638,713
Balance at the end (in shares) at Oct. 31, 2020	5,000,000						5,000,000